Loans (Tables)	12 Months Ended
Sep. 30, 2022
Loans
Schedule of loan portfolio disaggregated by location of booking office and product type

The loan portfolio is disaggregated by location of booking office and product type, as follows.

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Australia
Housing	467,382	455,604	467,379	455,599
Personal	12,832	14,737	12,821	14,694
Business	170,636	148,453	168,480	145,950
Total Australia	650,850	618,794	648,680	616,243
New Zealand
Housing	56,211	58,081	-	-
Personal	1,058	1,175	-	-
Business	28,855	29,991	489	384
Total New Zealand	86,124	89,247	489	384
Total other overseas	6,879	6,332	6,244	5,688
Total loans	743,853	714,373	655,413	622,315
Provision for ECL on loans (refer to Note 11)	(4,206)	(4,589)	(3,696)	(3,902)
Total net loans[1]	739,647	709,784	651,717	618,413

1.

Total net loans included securitised loans of $4,747 million (2021: $4,829 million) for the Group and $5,750 million (2021: $6,002 million) for the Parent Entity. The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

Schedule of contractual maturity distribution of loans

The following table shows the Group’s contractual maturity distribution of all loans as at 30 September 2022.

		Over 1	Over 5
Consolidated	Up to	year to	years to	Over
$m	1 year	5 years	15 years	15 years	Total
Australia
Housing	6,577	1,717	19,248	439,840	467,382
Personal	6,478	5,419	935	-	12,832
Business	49,239	105,229	9,775	6,393	170,636
Total Australia	62,294	112,365	29,958	446,233	650,850
New Zealand
Housing	159	509	4,359	51,184	56,211
Personal	898	152	8	-	1,058
Business	19,942	8,896	16	1	28,855
Total New Zealand	20,999	9,557	4,383	51,185	86,124
Total other overseas	2,375	4,367	137	-	6,879
Total loans	85,668	126,289	34,478	497,418	743,853

Schedule of interest rate segmentation of loans maturing after one year

The following table shows the Group’s interest rate segmentation of loans maturing after one year as at 30 September 2022.

	Loans at	Loans at
	variable	fixed
Consolidated	interest	interest
$m	rates	rates	Total
Interest rate segmentation of loans maturing after one year
Australia
Housing	290,957	169,848	460,805
Personal	2,321	4,033	6,354
Business	112,317	9,080	121,397
Total Australia	405,595	182,961	588,556
New Zealand
Housing	5,700	50,352	56,052
Personal	158	2	160
Business	662	8,251	8,913
Total New Zealand	6,520	58,605	65,125
Total other overseas	4,308	196	4,504
Total loans maturing after one year	416,423	241,762	658,185